Related Parties	12 Months Ended
Dec. 31, 2015
Related Parties
22. Related Parties

On July 19, 2012, Mr. Peter Gray retired as a Director and employee of the Company. The Company subsequently entered into an agreement with Integritum Limited, a company controlled by Mr. Gray, for the provision of consultancy services for a period of two years from August 1, 2012, at an agreed fee of €265,000 ($350,000) per annum.  This arrangement expired in August, 2014.

Subsidiaries of the Company earned revenue of $221,000 from GW Pharmaceuticals plc in the normal course of business.  There were backlog awards at December 31, 2015 of $88,000.  Tom Lynch, Chairman of the Company is a non-executive Director of GW Pharmaceuticals plc.  The contract terms were agreed on an arm’s length basis.

Subsidiaries of the Company earned revenue of $100,000 (2014: $300,000) from Dignity Sciences Limited during the year.  Dr. John Climax is a director and both Dr. John Climax and Dr. Ronan Lambe are shareholders of Dignity Sciences Limited.  The contract terms were agreed on an arm’s length basis.